INTANGIBLE ASSETS INCLUDING GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS INCLUDING GOODWILL
Intangible asset balances by major asset class

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2017:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,600	$(790)	$810
Client relationships	2,358	(1,080)	1,278
Completed technology	2,586	(1,376)	1,210
Patents/trademarks	668	(256)	413
Other*	47	(16)	31

Total	$7,260	$(3,518)	$3,742

*Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2016:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,537	$(661)	$876
Client relationships	2,831	(1,228)	1,602
Completed technology	3,322	(1,668)	1,654
Patents/trademarks	730	(205)	525
Other*	46	(15)	31

Total	$8,466	$(3,778)	$4,688

*Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense	($ in millions)
	Capitalized	Acquired
	Software	Intangibles	Total
2018	$482	$812	$1,294
2019	248	671	920
2020	79	560	639
2021	—	446	446
2022	—	377	377

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December
Segment	2017	Additions	Adjustments	Divestitures	Adjustments*	31, 2017
Cognitive Solutions	$19,484	$3	$(38)	$(20)	$235	$19,665
Global Business Services	4,607	—	2	—	204	4,813
Technology Services & Cloud Platforms	10,258	13	(2)	—	179	10,447
Systems	1,850	—	0	—	13	1,862

Total	$36,199	$16	$(38)	$(20)	$631	$36,788

*Primarily driven by foreign currency translation.

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December
Segment	2016	Additions	Adjustments	Divestitures	Adjustments*	31, 2016
Cognitive Solutions	$15,621	$3,821	$5	$(12)	$48	$19,484
Global Business Services	4,396	303	4	(1)	(95)	4,607
Technology Services & Cloud Platforms	10,156	119	(12)	(5)	(1)	10,258
Systems	1,848	—	(4)	—	5	1,850

Total	$32,021	$4,244	$(7)	$(18)	$(42)	$36,199

*Primarily driven by foreign currency translation.